Analysis of performance by segment - Additional analysis of performance by segment components (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional analysis of performance by segment
Earned premiums, net of reinsurance			$ 43,481	$ 44,431	$ 38,496
Other income			700	531	1,319
Total revenue			44,181	44,962	39,815
Interest income			4,607	4,210	3,975
Other investment return			44,948	(13,327)	31,599
Total revenue, net of reinsurance			93,736	35,845	75,389
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(83,905)	(23,426)	(63,808)
Interest payable on core structural borrowings			(516)	(547)	(548)
Acquisition costs and other expenditure			(7,283)	(8,527)	(8,649)
Gain (loss) on disposal of business and corporate transactions			(142)	(107)	292
Total charges net of reinsurance			(91,846)	(32,607)	(72,713)
Share of profit from joint ventures and associates net of related tax			397	319	233
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]		2,287	3,557	2,909
Tax charge attributable to policyholders' returns			(365)	(107)	(321)
Profit before tax attributable to shareholders' returns			1,922	3,450	2,588
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			1,922	3,450	2,588
Short-term fluctuations in investment returns on shareholder-backed business			3,203	791	1,994
Amortisation of acquisition accounting adjustments	[2]		43	61	82
(Profit) loss on disposal of businesses and corporate transactions			142	107	(286)
Adjusted IFRS operating profit based on longer-term investment returns			5,310	4,409	4,378
Gross premiums earned			$ 45,064	45,614	39,800
Jackson (US insurance operations)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Percentage of reinsurance agreement			100.00%
Operating segments after elimination of intra-group amounts, before unallocated
Additional analysis of performance by segment
Earned premiums, net of reinsurance			$ 43,391	44,382	38,466
Other income			609	479	1,258
Total revenue			44,000	44,861	39,724
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Gross premiums earned			44,966	45,562	39,765
Operating segments after elimination of intra-group amounts, before unallocated | Asia
Additional analysis of performance by segment
Earned premiums, net of reinsurance			22,649	21,221	19,375
Other income			548	412	396
Total revenue			23,197	21,633	19,771
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Gross premiums earned			23,757	21,989	20,220
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance			22,649
Other income			143
Total revenue			22,792
Operating segments after elimination of intra-group amounts, before unallocated | Asia asset management
Additional analysis of performance by segment
Other income			405
Total revenue			405
Operating segments after elimination of intra-group amounts, before unallocated | US
Additional analysis of performance by segment
Earned premiums, net of reinsurance			20,742	23,161	19,091
Other income			61	67	862
Total revenue			20,803	23,228	19,953
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Gross premiums earned			21,209	23,573	19,545
Operating segments after elimination of intra-group amounts, before unallocated | Jackson (US insurance operations)
Additional analysis of performance by segment
Earned premiums, net of reinsurance			20,742
Other income			6
Total revenue			20,748
Operating segments after elimination of intra-group amounts, before unallocated | Asset management (US)
Additional analysis of performance by segment
Other income			55
Total revenue			55
Operating segments after elimination of intra-group amounts, before unallocated | Asset management operations
Additional analysis of performance by segment
Other income			453	287	275
Operating segments
Additional analysis of performance by segment
Interest income			4,540	4,142	3,889
Other investment return			45,029	(13,411)	31,592
Total revenue, net of reinsurance			93,603	35,715	75,339
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(83,853)	(23,400)	(63,794)
Interest payable on core structural borrowings			(20)	(20)	(21)
Acquisition costs and other expenditure			(6,559)	(7,935)	(8,132)
Gain (loss) on disposal of business and corporate transactions			265	(66)	292
Total charges net of reinsurance			(90,167)	(31,421)	(71,655)
Share of profit from joint ventures and associates net of related tax			397	319	233
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			3,833	4,613	3,917
Tax charge attributable to policyholders' returns			(365)	(107)	(321)
Profit before tax attributable to shareholders' returns			3,468	4,506	3,596
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			3,468	4,506	3,596
Short-term fluctuations in investment returns on shareholder-backed business			3,100	818	2,020
Amortisation of acquisition accounting adjustments			43	61	82
(Profit) loss on disposal of businesses and corporate transactions			(265)	66	(286)
Adjusted IFRS operating profit based on longer-term investment returns			6,346	5,451	5,412
Operating segments | Asia
Additional analysis of performance by segment
Interest income			1,569	1,450	1,201
Other investment return			13,406	(4,326)	10,392
Total revenue, net of reinsurance			38,172	18,813	31,416
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(29,119)	(11,664)	(23,574)
Acquisition costs and other expenditure			(5,157)	(5,162)	(5,224)
Gain (loss) on disposal of business and corporate transactions			265	(15)	84
Total charges net of reinsurance			(34,011)	(16,841)	(28,714)
Share of profit from joint ventures and associates net of related tax			397	319	233
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			4,558	2,291	2,935
Tax charge attributable to policyholders' returns			(365)	(107)	(321)
Profit before tax attributable to shareholders' returns			4,193	2,184	2,614
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			4,193	2,184	2,614
Short-term fluctuations in investment returns on shareholder-backed business			(657)	684	1
Amortisation of acquisition accounting adjustments			5	5	9
(Profit) loss on disposal of businesses and corporate transactions			(265)	15	(78)
Adjusted IFRS operating profit based on longer-term investment returns			3,276	2,888	2,546
Operating segments | Asia insurance operations
Additional analysis of performance by segment
Share of profit from joint ventures and associates net of related tax			291	238	156
Operating segments | Asia asset management
Additional analysis of performance by segment
Share of profit from joint ventures and associates net of related tax			106	81	77
Operating segments | US
Additional analysis of performance by segment
Interest income			2,971	2,692	2,688
Other investment return			31,623	(9,085)	21,200
Total revenue, net of reinsurance			55,431	16,902	43,923
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(54,734)	(11,736)	(40,220)
Interest payable on core structural borrowings			(20)	(20)	(21)
Acquisition costs and other expenditure			(1,402)	(2,773)	(2,908)
Gain (loss) on disposal of business and corporate transactions				(51)	208
Total charges net of reinsurance			(56,156)	(14,580)	(42,941)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			(725)	2,322	982
Profit before tax attributable to shareholders' returns			(725)	2,322	982
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			(725)	2,322	982
Short-term fluctuations in investment returns on shareholder-backed business			3,757	134	2,019
Amortisation of acquisition accounting adjustments			38	56	73
(Profit) loss on disposal of businesses and corporate transactions				51	(208)
Adjusted IFRS operating profit based on longer-term investment returns			3,070	2,563	2,866
Operations within segments | Asia insurance operations
Additional analysis of performance by segment
Interest income			1,564
Other investment return			13,407
Total revenue, net of reinsurance			37,763
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(29,119)
Acquisition costs and other expenditure			(4,925)
Gain (loss) on disposal of business and corporate transactions			265
Total charges net of reinsurance			(33,779)
Share of profit from joint ventures and associates net of related tax			291
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			4,275
Tax charge attributable to policyholders' returns			(365)
Profit before tax attributable to shareholders' returns			3,910
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			3,910
Short-term fluctuations in investment returns on shareholder-backed business			(657)
Amortisation of acquisition accounting adjustments			5
(Profit) loss on disposal of businesses and corporate transactions			(265)
Adjusted IFRS operating profit based on longer-term investment returns			2,993
Operations within segments | Asia asset management
Additional analysis of performance by segment
Interest income			5
Other investment return			(1)
Total revenue, net of reinsurance			569
Acquisition costs and other expenditure			(392)
Total charges net of reinsurance			(392)
Share of profit from joint ventures and associates net of related tax			106
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			283
Profit before tax attributable to shareholders' returns			283
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			283
Adjusted IFRS operating profit based on longer-term investment returns			283
Operations within segments | Jackson (US insurance operations)
Additional analysis of performance by segment
Interest income			2,971
Other investment return			31,621
Total revenue, net of reinsurance			55,340
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(54,734)
Interest payable on core structural borrowings			(20)
Acquisition costs and other expenditure			(1,343)
Total charges net of reinsurance			(56,097)
Profit before tax attributable to shareholders' returns			(757)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			(757)
Short-term fluctuations in investment returns on shareholder-backed business			3,757
Amortisation of acquisition accounting adjustments			38
Adjusted IFRS operating profit based on longer-term investment returns			3,038
Revenue after deducting commissions		$ 500
Percentage of reinsurance agreement		100.00%
Gross premiums earned		$ 5,000
Changes to policyholder liabilities		5,500
Operations within segments | Asset management (US)
Additional analysis of performance by segment
Other investment return			2
Total revenue, net of reinsurance			184
Acquisition costs and other expenditure			(152)
Total charges net of reinsurance			(152)
Profit before tax attributable to shareholders' returns			32
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			32
Adjusted IFRS operating profit based on longer-term investment returns			32
Operations within segments | UK and Europe asset management
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Gross premiums earned		5,000
Changes to policyholder liabilities		$ 5,500
Elimination of intra-segment amounts | Asia
Additional analysis of performance by segment
Total revenue			160
Total revenue, net of reinsurance			(160)
Acquisition costs and other expenditure			160
Total charges net of reinsurance			160
Elimination of intra-segment amounts | Asia asset management
Additional analysis of performance by segment
Total revenue			(160)
Elimination of intra-segment amounts | US
Additional analysis of performance by segment
Total revenue			93
Total revenue, net of reinsurance			(93)
Acquisition costs and other expenditure			93
Total charges net of reinsurance			93
Elimination of intra-segment amounts | Asset management (US)
Additional analysis of performance by segment
Total revenue			(127)
Elimination of intra-group amounts
Additional analysis of performance by segment
Total revenue			(34)	(123)	(134)
Elimination of intra-group amounts | Asia
Additional analysis of performance by segment
Total revenue				(56)	(52)
Elimination of intra-group amounts | US
Additional analysis of performance by segment
Total revenue			(34)	(67)	(82)
Unallocated to a segment (other operations)
Additional analysis of performance by segment
Earned premiums, net of reinsurance			90	49	30
Other income			91	52	61
Total revenue			181	101	91
Interest income			67	68	86
Other investment return			(81)	84	7
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(52)	(26)	(14)
Interest payable on core structural borrowings			(496)	(527)	(527)
Acquisition costs and other expenditure			(724)	(592)	(517)
Gain (loss) on disposal of business and corporate transactions			(407)	(41)
Total charges net of reinsurance			(1,679)	(1,186)	(1,058)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			(1,546)	(1,056)	(1,008)
Profit before tax attributable to shareholders' returns			(1,546)	(1,056)	(1,008)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax, attributable to shareholders			(1,546)	(1,056)	(1,008)
Short-term fluctuations in investment returns on shareholder-backed business			103	(27)	(26)
(Profit) loss on disposal of businesses and corporate transactions			407	41
Adjusted IFRS operating profit based on longer-term investment returns			(1,036)	(1,042)	(1,034)
Gross premiums earned			$ 98	$ 52	$ 35

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.